CARRET KANSAS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.43%)
Education (34.90%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$2,060,184
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	555,449
4.000%, 12/01/2034	250,000	250,149
Bethel Park School District, General Obligation Limited Bonds
5.000%, 08/01/2048	1,000,000	1,045,158
Bourbon County Unified School District No. 234-Fort Scott, Certificate Participation Bonds
4.000%, 09/01/2037	400,000	405,579
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	968,472
3.000%, 09/01/2035	510,000	490,257
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	712,446
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	698,960
4.000%, 09/01/2031	500,000	506,037
Butler County Unified School District No. 394 Rose Hill, General Obligation Unlimited Bonds
5.000%, 09/01/2036	500,000	546,957
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2036	500,000	500,009
Dekalb County Central School Building Corp., Revenue Bonds
5.000%, 07/15/2033	500,000	546,591
Denton Independent School District, General Obligation Unlimited Bonds
5.000%, 08/15/2034	750,000	766,604
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,512,778
4.000%, 09/01/2033	500,000	500,230
Ellis County Unified School District No. 489 Hays, General Obligation Unlimited Bonds
5.000%, 09/01/2042	535,000	570,128
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,502,987
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,160,903
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	675,548
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	969,701
Hernando County School District, Certificate Participation Bonds
5.000%, 07/01/2031	685,000	685,938
Jefferson County School District R-1, Certificate Participation Bonds
5.000%, 12/15/2027	500,000	500,855
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	404,050
4.000%, 09/01/2033	1,000,000	1,000,029
4.000%, 09/01/2035	1,000,000	999,945

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
4.000%, 10/01/2040	$1,500,000	$1,522,728
5.000%, 10/01/2038	2,000,000	2,253,839
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,187,336
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	699,071
4.000%, 09/01/2031	1,000,000	1,001,991
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
4.000%, 10/01/2035	425,000	436,013
5.000%, 10/01/2041	500,000	546,989
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	143,609
4.000%, 09/01/2033	100,000	101,997
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	574,120
2.000%, 06/01/2032	1,000,000	903,974
3.000%, 05/01/2030	450,000	450,013
3.500%, 05/01/2033	500,000	500,004
Larimer County School District No. R-1 Poudre, General Obligation Unlimited Bonds
4.000%, 12/15/2032	750,000	766,304
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	676,549
4.000%, 09/01/2036	465,000	457,092
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
4.000%, 09/01/2030	325,000	329,165
Massachusetts School Building Authority, Revenue Bonds
5.000%, 02/15/2050	1,085,000	1,146,995
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	477,322
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, 08/15/2046	750,000	756,719
Pottawatomie County Unified School District No. 322 Onaga-Havensville-Wheaton, General Obligation Unlimited Bonds
5.000%, 09/01/2038	655,000	723,335
Racine Unified School District, General Obligation Unlimited Bonds
5.000%, 04/01/2042	820,000	871,649
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	857,083
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,224,434
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	828,084
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	531,214
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	757,969
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	353,131
4.000%, 11/01/2034	425,000	428,553
4.000%, 11/01/2035	635,000	640,236

	Principal Amount	Value (Note 2)
Education (continued)
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	$1,000,000	$1,015,622
4.000%, 09/01/2032	500,000	505,954
St Louis County School District C-2 Parkway, General Obligation Unlimited Bonds
5.000%, 03/01/2042	1,000,000	1,099,828
West Clermont Local School District, General Obligation Unlimited Bonds
4.000%, 12/01/2032	400,000	401,790
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2039	400,000	406,569
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,035,645
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	501,987
Total Education		47,650,857

General Obligation (40.64%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	330,031
4.000%, 12/01/2031	445,000	450,281
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	720,533
City of Albuquerque NM, General Obligation Unlimited Bonds
4.000%, 07/01/2039	700,000	708,661
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	821,173
City of Bettendorf IA, General Obligation Unlimited Bonds
5.000%, 06/01/2038	1,000,000	1,126,200
City of Derby, General Obligation Unlimited Bonds
4.000%, 12/01/2041	775,000	788,803
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	949,959
City of Gardner, General Obligation Unlimited Bonds
4.250%, 10/01/2044	685,000	699,756
City of Goddard, General Obligation Unlimited Bonds
4.000%, 12/01/2027	500,000	505,778
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	445,000	445,782
5.000%, 09/01/2038	1,000,000	1,135,315
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	300,000	313,620
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,551,995
4.000%, 09/01/2040	590,000	607,504
City of Maize, General Obligation Unlimited Bonds
4.000%, 10/01/2038	375,000	381,036
City of Manhattan, General Obligation Unlimited Bonds
3.500%, 06/15/2027	860,000	860,561
4.000%, 11/01/2031	400,000	412,423
5.000%, 11/01/2036	1,000,000	1,131,326
5.000%, 11/01/2037	910,000	1,019,564
City of McKinney TX, General Obligation Limited Bonds
5.000%, 08/15/2039	1,075,000	1,208,920

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	$1,000,000	$973,482
4.000%, 10/01/2028	1,315,000	1,320,089
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2037	475,000	488,410
4.000%, 09/01/2038	475,000	487,021
4.000%, 09/01/2039	350,000	357,732
City of Paola, General Obligation Unlimited Bonds
5.000%, 09/01/2030	535,000	576,616
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	607,180
3.000%, 10/01/2036	680,000	646,926
City of Sedona AZ Excise Tax, Revenue Bonds
4.000%, 07/01/2041	805,000	811,872
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	822,091
City of Wamego, General Obligation Unlimited Bonds
5.000%, 03/01/2027	500,000	500,765
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	335,221
3.000%, 10/01/2030	720,000	719,257
4.000%, 06/01/2030	820,000	828,918
4.000%, 06/01/2035	750,000	774,999
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,024,568
County of Anderson, General Obligation Unlimited Bonds
3.000%, 08/01/2033	750,000	743,780
County of Anoka MN, General Obligation Unlimited Bonds
4.000%, 02/01/2041	750,000	761,096
County of Douglas, General Obligation Unlimited Bonds
5.000%, 09/01/2042	875,000	945,855
County of Finney, General Obligation Unlimited Bonds
5.000%, 10/01/2040	855,000	945,996
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	415,693
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,126,290
4.000%, 09/01/2035	1,525,000	1,536,336
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	515,879
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	794,518
County of Somerset NJ, General Obligation Unlimited Bonds
4.000%, 01/15/2039	1,000,000	1,034,654
Holladay Local Building Authority, Revenue Bonds
4.250%, 11/15/2045	500,000	504,422
Indiana Finance Authority, Revenue Bonds
5.000%, 02/01/2044	1,000,000	1,087,590
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	789,187
4.000%, 09/01/2031	1,500,000	1,502,969

	Principal Amount	Value (Note 2)
General Obligation (continued)
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	$950,000	$822,553
2.000%, 11/01/2034	975,000	825,188
4.000%, 11/01/2030	800,000	811,631
4.000%, 11/01/2031	1,100,000	1,114,631
5.000%, 05/01/2042	1,500,000	1,639,925
Oregon State Lottery, Revenue Bonds
5.000%, 04/01/2039	750,000	847,453
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	176,214
2.000%, 09/01/2034	225,000	193,889
2.000%, 09/01/2035	220,000	185,235
South Dakota Conservancy District, Revenue Bonds
5.000%, 08/01/2044	1,000,000	1,096,214
State of Nevada, General Obligation Limited Bonds
5.000%, 05/01/2039	1,000,000	1,137,724
Township of Soldier, General Obligation Unlimited Bonds
5.000%, 09/01/2037	565,000	633,986
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	879,981
4.000%, 08/01/2029	685,000	693,402
4.000%, 08/01/2030	2,105,000	2,149,397
4.000%, 08/01/2032	1,000,000	1,021,983
5.000%, 08/01/2031	1,000,000	1,100,243
Total General Obligation		55,478,282

Health Care (0.99%)
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,344,405

Public Services (1.25%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,168,062
3.000%, 09/01/2029	535,000	535,612
Total Public Services		1,703,674

Transportation (9.69%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	676,549
5.000%, 09/01/2032	500,000	534,693
5.000%, 09/01/2036	1,000,000	1,057,672
5.000%, 09/01/2037	1,000,000	1,054,772
5.000%, 09/01/2038	1,150,000	1,210,103
Metropolitan Transportation Authority, Revenue Bonds
5.000%, 11/15/2030	750,000	755,915
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,544,252
5.000%, 09/01/2031	3,020,000	3,100,366
5.000%, 09/01/2032	500,000	512,591
5.000%, 09/01/2034	2,000,000	2,047,840

	Principal Amount	Value (Note 2)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds
5.000%, 11/15/2048	$700,000	$734,984
Total Transportation		13,229,737

Utilities (10.96%)
City of Georgetown TX Utility System, Revenue Bonds
5.000%, 08/15/2039	750,000	843,838
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,231,367
4.000%, 11/01/2039	1,000,000	1,014,923
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	340,085
City of Monroe WA Water & Sewer, Revenue Bonds
5.000%, 12/01/2041	695,000	776,863
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	464,798
2.000%, 07/01/2035	550,000	465,004
3.000%, 07/01/2030	675,000	673,819
3.000%, 07/01/2031	555,000	552,422
3.000%, 07/01/2032	745,000	738,714
3.000%, 07/01/2033	755,000	734,214
City of Topeka Combined Utility, Revenue Bonds
4.250%, 08/01/2041	1,170,000	1,199,179
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,176,148
3.375%, 10/01/2039	1,000,000	942,611
Jordan Valley Water Conservancy District, Revenue Bonds
5.000%, 10/01/2044	730,000	775,995
Snohomish County Public Utility District No. 1 Electric System, Revenue Bonds
5.000%, 12/01/2039	1,000,000	1,130,172
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	233,949
3.000%, 09/01/2040	250,000	219,258
5.000%, 09/01/2031	1,350,000	1,353,065
5.000%, 09/01/2033	100,000	100,133
Total Utilities		14,966,557

TOTAL MUNICIPAL BONDS
(Cost $137,518,858)		134,373,512

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.06%)
Money Market Fund (1.06%)
First American Treasury Obligations Fund, Class X (3.575%, 7-Day Yield)	1,442,633	$1,442,633
Total Money Market Fund		1,442,633

TOTAL SHORT TERM INVESTMENTS
(Cost $1,442,633)		1,442,633

TOTAL INVESTMENTS (99.49%)
(Cost $138,961,491)		$135,816,145

OTHER ASSETS IN EXCESS OF LIABILITIES (0.51%)		701,421

NET ASSETS (100.00%)		$136,517,566

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Notes to Quarterly Portfolio of Investments

June 30, 2026 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund is diversified, and its primary investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund's chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund's CODM has been identified as the Chief Financial Officer (“CFO”) and Treasurer, who reviews results presented within the Fund's financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Fixed-Income Securities Risk: Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Credit Risk: Credit risk is the risk that the issuer of a debt security, including ETNs, will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.

Duration Risk: Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration. By way of example, the price of a bond fund with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Interest Rate Risk: Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will still fluctuate with changes in interest rates. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Prepayment Risk: Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Municipal Securities Risk: Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal bonds may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

●	General Obligation Bonds: Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.
●	Revenue Bonds: Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

State Specific Risk: State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. Kansas is home to 2.9 million residents, and its economy is reasonably diversified but still relies significantly on transportation equipment production, agriculture and food processing, as well as oil & gas production/processing. Adverse conditions affecting these industries could have a disproportionate effect on Kansas municipal securities.